Business Acquisitions (Details) - Schedule of assets acquired and liabilities - GearBubble Tech, Inc. [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisitions (Details) - Schedule of assets acquired and liabilities [Line Items]
Current assets (including cash of $1,161,476)	$ 1,201,476
Equipment, net	4,412
Liabilities assumed	(458,628)
Total identifiable net assets	747,260
Non-controlling interest in GearBubble Tech	(366,157)
Goodwill	2,780,897
Total	3,162,000
Acquisition related cost (legal and audit fees included in professional and consulting expenses for the year ended December 31, 2021)	$ 47,100